Anchor National LIFE INsURANCE COMPANY

Variable Annuity Account Nine

Supplement to the ALLIANCE OVATION ADVANTAGE VARIABLE ANNUITY PROSPECTUS

Dated June 1, 2002

The one-year "Guaranteed Account" fixed account option is not available for investment at this time.

Date: September 18, 2002

Please keep this Supplement with your Prospectus.